Deferred revenue and deferred platform commission fees	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Deferred revenue and deferred platform commission fees
Deferred revenue and deferred platform commission fees
18.	Deferred revenue and deferred platform commission fees

As at June 30, 2021, deferred revenue is expected to be recognized over a term of calculated average playing period of the paying users (for details see Note 4).

Deferred revenue is associated with the portion of in-game purchases revenue that is recognized over time.

The text below summarizes the change in deferred revenue and platform commission fees for six months ended June 30, 2021 and 2020.

Based on the estimations described in Note 4, the Group’s revenue recognized during the period of six months ended June 30, 2021 is 139,792 (six months ended June 30, 2020 — 74,794) and deferred the amount of 211,514 (June 30, 2020 — 160,634).

The Group’s platform commission recognized during the period of six months ended June 30, 2021 is 41,724 (six months ended June 30, 2020 — 23,838) and deferred the amount of 57,389 (June 30, 2020 — 49,788).

The increase in the amounts of deferred revenue and platform commission as at June 30, 2021 compared to December 31, 2020 is mostly due to an increase in the in-game purchases (for details see Note 6) and in the lifespans (for details see Note 4).

23. Deferred revenue and deferred platform commission fees

As at December, 31 2020, deferred revenue is expected to be recognized over a term of calculated average playing period of the paying users (for details see Note 4).

Deferred revenue is associated with the portion of in-game purchases revenue that is recognized over time. The table below summarizes the change in deferred revenue and platform commission fees for the years ended December 31, 2020 and 2019:

2019
Liabilities
January 1, 2019	35,080
Deferred during the year	130,830
Released to profit or loss	(55,731)
December 31, 2019	110,179
Current portion	87,228
Non-current portion	22,951
Assets
January 1, 2019	13,674
Deferred during the year	42,176
Released to profit or loss	(18,728)
December 31, 2019	37,122

2020
Liabilities
January 1, 2020	110,179
Deferred during the year	343,114
Released to profit or loss	(159,597)
December 31, 2020	293,696
Current portion	214,711
Non-current portion	78,985
Assets
January 1, 2020	37,122
Deferred during the year	101,877
Released to profit or loss	(49,437)
December 31, 2020	89,562

Increase in the amounts of deferred revenue and platform commission as at December 31, 2020 compared to December 31, 2019 is mostly due to increase in the in-game purchases (for details see Note 7) and in the lifespans (for details see Note 4).